Financial instruments and financial risk management - Loss allowance (Details) - Loss allowance - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Trade and other receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning of fiscal year	€ 46	€ 46
Decrease loss allowance during the period	(46)	0
End of fiscal year		€ 46
Financial assets excluding trade and other receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
End of fiscal year	€ 0